LOSS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loss Per Share Details
Loss available to common shareholders (numerator)	$ (20,914,263)	$ (64,046)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	1,038,755	368,200
Loss per share	$ (20.13)	$ (0.17)